Montgomery, McCracken, Walker & Rhoads, llp

attorneys at law

Don E. Felice Admitted in Pennsylvania & New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	Direct Dial (215) 772-7385 dfelice@mmwr.com

August 29, 2012

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Trust” and each series thereof a “Portfolio”)
Post-Effective Amendment No. 60
1933 Act Registration No. 33 87762
1940 Act Registration No. 811 8918

Ladies and Gentlemen:

On behalf of the Trust, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 60 for the Trust (the “Amendment”).

This Amendment to Trust’s Registration Statement is being filed to reflect the addition of investment subadvisers (“Specialist Managers”) to certain Portfolios, reflect changes in portfolio managers for certain of the Portfolios, reflect amendments to fees paid to certain Specialist Managers and to make certain other minor changes to the Prospectuses and Statements of Additional Information.

Very truly yours,

/s/ Don E. Felice
Don E. Felice

Enclosure

cc (w/enc):

Michael O’Hare, Esq.

Robert J. Zion

¿      Philadelphia, PA      ¿       Cherry Hill, NJ      ¿      Wilmington, DE      ¿      Berwyn, PA      ¿      West Chester, PA      ¿

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